Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

The following is a reconciliation of basic and diluted loss per Class A common share from continuing operations for the three months ended March 31, 2022 (in thousands, except per share data):

Three Months Ended March 31,
2022
Net loss attributable to Class A Common Stockholders for basic and diluted net loss per share	$(28,082)
Weighted-average shares for basic and diluted net loss per share(1)	214,940
Basic and Diluted net loss per share of Class A common stock	$(0.13)
(1)	Basic and diluted weighted-average shares outstanding include restricted stock units that have vested but whose settlement into common stock has not yet occurred.

The following is a reconciliation of basic and diluted loss per Class A common share from continuing operations for the period December 6, 2021 through December 31, 2021 (in thousands, except per share data):

December 6, 2021 –
December 31,2021
Net loss attributable to Class A Common Stockholders for basic and diluted net loss per share	$(12,697)
Weighted-average shares for basic and diluted loss per share	214,794
Basic and Diluted loss per share of Class A Common Stock	$(0.06)

Schedule of Outstanding Common Stock Equivalents Excluded from Diluted Net Loss Per Share due to Anti-Dilutive Effect

The following outstanding potentially dilutive securities were excluded from the calculation of diluted loss per Class A common share attributable to common stockholders either because their impact would have been antidilutive for the period presented or because they were contingently issuable upon the satisfaction of certain market conditions (in thousands):

Three Months Ended March 31,
2022
OpCo units(1)	213,599
Restricted stock units	3,390
Performance stock units(2)	1,527
Stock appreciation rights	4,892
Stock options	5,416
Employee equity units	4,107
Class G Common Stock	8,227
Common shares excluded from calculation of diluted net loss per share	241,158
(1)	These securities are neither dilutive or anti-dilutive for the period presented as their assumed conversion under the “if-converted” method to “Weighted-average shares for diluted net loss per share” would cause a proportionate increase to “Net loss attributable to Class A Common Stockholders for diluted net loss per share.”
(2)	PSUs are contingently issuable upon the satisfaction of certain market conditions. As of March 31, 2022, none of the requisite market conditions have been met, and therefore all such contingently issuable shares have been excluded from the calculation of diluted loss per share of Class A Common Stock.

The following outstanding potentially dilutive securities were excluded from the calculation of diluted earnings (loss) per Class A common share attributable to common stockholders because their impact would have been antidilutive for the period presented (in thousands):

December 6, 2021 –
December 31, 2021
OpCo units(1)	212,752
Employee equity units	4,954
Stock appreciation rights	5,014
Stock Options	5,461
Class G Common Stock	8,227
Common shares excluded from calculation of diluted net loss	236,408
(1)	These securities are neither dilutive or anti-dilutive for the period presented as their assumed conversion under the “if-converted” method to “Weighted-average shares for diluted loss per share” would cause a proportionate increase to “Net loss attributable to Class A Common Stockholders for diluted loss per share.”